Revenue, Other Income And Other Gain - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Government grants	$ 1,184,000	$ 0	$ 3,061,665
Other interest income	51,304,121
Other gains losses	153,487,985	0	$ 0
Gain recognized on bargain purchase transaction	37,966,405
Gain loss on disposal of subsidiaries one	115,521,580
Consideration receivable on disposal of subsidiaries	350,000,000	$ 0
Accounts receivable in subsidiary or businesses acquired or disposed	200,036,799
Other assets in subsidiary or businesses acquired or disposed	598,415,823
Accounts payable in subsidiary or businesses acquired or disposed	690,228,623
Subsidiaries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents and other net assets in the subsidiary disposed	248,235,650
Cash and cash equivalents in subsidiary disposed	144,050,060
Independent Third Party [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other interest income	$ 45,272,261